Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense

Income tax expense comprises:

	For the year ended December 31,
	2015	2016	2017
	$	$	$
Current income tax	2,017	2,376	6,903
Deferred tax	(2,406)	(2,281)	(8,753)
Withholding tax expense	12,119	8,451	12,595

	11,730	8,546	10,745

Summary of Reconciliation of Income Tax at Statutory Corporate Income Tax Rate

The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31,
	2015	2016	2017
	$	$	$
Loss before income tax and share of results of equity investees	(87,458)	(196,886)	(548,509)
Tax expense computed at tax rate of 17%	(14,868)	(33,471)	(93,247)
Changes in valuation allowance	14,444	38,025	91,017
Non-deductible expenses	1,385	1,699	2,211
Preferential tax rate	(1,279)	(439)	(3,072)
Withholding tax expense	12,119	8,451	12,595
Foreign earnings at different tax rates	(399)	(4,284)	4,104
Others	328	(1,435)	(2,863)

	11,730	8,546	10,745

Summary of Significant Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2016	2017
	$	$
Deferred tax assets:
Property and equipment	—	569
Advances from customers	764	455
Deferred revenue	41,161	58,652
Unutilized tax losses and unused capital allowances	59,074	149,859
Others	248	4,869
Valuation allowance	(65,752)	(157,463)

Total deferred tax assets	35,495	56,941

Property and equipment	(200)	(1,293)
Intangible assets	—	(3,804)
Deferred channel costs	—	(6,584)
Others	—	(1,534)

Total deferred tax liabilities	(200)	(13,215)

Net deferred tax assets	35,295	43,726